(Oppenheimer Rochester Short Term Municipal Fund)
Investment Objective. The Fund seeks current interest income exempt from federal individual income tax.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rochester Short Term Municipal Fund)	Class A	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	3.50%	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Rochester Short Term Municipal Fund)		Class A	Class C	Class Y
Management Fees		0.50%	0.50%	0.50%
Disribution and/or Service (12b-1) Fees		0.18%	0.99%	none
Total Other Expenses		0.72%	0.95%	1.65%
Interest and Fees from Borrowing		0.02%	0.02%	0.02%
Other Expenses	[1]	0.70%	0.93%	1.63%
Total Annual Fund Operating Expenses		1.40%	2.44%	2.15%
Fee Waiver and Expense Reimbursement	[2]	(0.55%)	(0.84%)	(1.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.85%	1.60%	0.60%
[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year of operation.
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the "Total Annual Operating Expenses," excluding interest and fees from borrowings, will not exceed 0.85% of average annual net assets for Class A shares, 1.60% of average annual net assets for Class C shares and 0.60% of average annual net assets for Class Y shares. This voluntary expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rochester Short Term Municipal Fund) (USD $)	1 Year	3 Years
Class A	434	728
Class C	264	688
Class Y	62	528

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rochester Short Term Municipal Fund) (USD $)	1 Year	3 Years
Class A	434	728
Class C	164	688
Class Y	62	528

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance.

During the period from the Fund's inception of December 6, 2010 to the end of its fiscal year of May 31, 2011, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that pay interest that is, in the opinion of bond counsel to the issuer at the time the security is issued, exempt from federal individual income tax. Securities that generate income subject to the alternative minimum tax ("AMT") will count towards this 80% requirement, however the Fund will not invest more than 5% of its net assets in securities that produce income subject to the AMT. The Fund invests primarily in municipal bonds, municipal notes and interests in municipal leases and commercial paper issued by the governments of states, their political subdivisions (such as cities, towns and counties), the District of Columbia, or by their agencies, instrumentalities and authorities. Those securities may be "general obligation" bonds that are secured by the issuer's full faith and credit or "revenue obligations" that are payable only from a particular facility or other revenue source. The Fund can borrow money to purchase additional securities, creating "leverage" of up to one third of its total assets. The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of two years or less, however, it can buy securities that have short, intermediate or long maturities. A substantial percentage of the securities the Fund buys may be "callable," meaning that the issuer can redeem them before their maturity date. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet that target for temporary periods. The Fund will not invest more than 5% of its total assets in securities that are rated below investment grade (sometimes referred to as "junk bonds") by a nationally recognized statistical rating organization, such as Standard & Poor's, or, if unrated, assigned a comparable rating by the Manager, OppenheimerFunds, Inc. The Fund also will not invest more than 15% of its total assets in securities rated below the top three investment grade categories. For unrated securities, the Manager may internally assign ratings to those securities in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations, after assessing their credit quality and other factors. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical ratings organization. The Fund will not invest more than 5% of its total assets in unrated securities. For purposes of this limitation, "unrated securities" do not include securities that are not rated but that the Manager determines to be comparable to securities of the same issuer that are rated by a nationally recognized statistical rating organization. In selecting investments for the Fund, the portfolio managers generally look for high current income; favorable credit characteristics; a wide range of issuers including different municipalities, agencies, sectors and revenue sources; unrated bonds or securities of smaller issuers that might be overlooked by other investors; and special situations that may offer high current income or opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies, but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may repay the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Focus Risk. While the Fund does not invest more than 25% of its total assets in a single industry, many types of municipal securities (such as general obligation, government appropriation, municipals leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in those types of municipal securities. Those municipal securities may finance or pay interest from the revenues of projects that are subject to similar economic, business or political developments that could increase their credit risk. Education, hospitals, healthcare and housing are some examples of sectors that may include similar types of projects or revenue streams. Legislation that affects the financing of a particular municipal project, or economic factors that have a negative impact on a project, would be likely to affect many other similar projects.

Main Risks of Shorter-Term Securities. Normally, when interest rates change, the values of shorter-term debt securities change less than the values of securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain a shorter average effective portfolio maturity. However, shorter-term securities may have lower yields than longer-term securities. Shorter-term securities are also subject to greater extension and reinvestment risk. The Fund is subject to extension risk when principal payments on a debt security occur at a slower rate than expected, potentially extending the average life of the security. For securities with a call date in the near future, there is the risk that an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer may effectively change a short- or intermediate-term security into a longer term security, which could have the effect of locking in a below-market interest rate on the security, increasing the security's duration, making the security more vulnerable to interest rate risk, reducing the security's market value and increasing the Fund's average effective portfolio maturity. Under such circumstances, because the values of longer term securities generally fluctuate more widely in response to interest rate changes than shorter term securities, the Fund's volatility could increase. Reinvestment risk is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its assets (including the amount borrowed), as permitted under the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including purchasing securities, which creates "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes. The Fund participates in a line of credit with other Oppenheimer funds for its borrowing.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal individual income tax. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for a retirement plan or other tax-exempt or tax-deferred account. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available. While the Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future, updated performance information, showing the variability of the Fund's returns, is available by calling the toll-free number on the back of the prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/RochesterShortTermMunicipalFund

(Oppenheimer Rochester Short Term Municipal Fund)
Investment Objective. The Fund seeks current interest income exempt from federal individual income tax.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Rochester Short Term Municipal Fund)	Class A	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	3.50%	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Rochester Short Term Municipal Fund)		Class A	Class C	Class Y
Management Fees		0.50%	0.50%	0.50%
Disribution and/or Service (12b-1) Fees		0.18%	0.99%	none
Total Other Expenses		0.72%	0.95%	1.65%
Interest and Fees from Borrowing		0.02%	0.02%	0.02%
Other Expenses	[1]	0.70%	0.93%	1.63%
Total Annual Fund Operating Expenses		1.40%	2.44%	2.15%
Fee Waiver and Expense Reimbursement	[2]	(0.55%)	(0.84%)	(1.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.85%	1.60%	0.60%
[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year of operation.
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the "Total Annual Operating Expenses," excluding interest and fees from borrowings, will not exceed 0.85% of average annual net assets for Class A shares, 1.60% of average annual net assets for Class C shares and 0.60% of average annual net assets for Class Y shares. This voluntary expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Rochester Short Term Municipal Fund) (USD $)	1 Year	3 Years
Class A	434	728
Class C	264	688
Class Y	62	528

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Rochester Short Term Municipal Fund) (USD $)	1 Year	3 Years
Class A	434	728
Class C	164	688
Class Y	62	528

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance.

During the period from the Fund's inception of December 6, 2010 to the end of its fiscal year of May 31, 2011, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that pay interest that is, in the opinion of bond counsel to the issuer at the time the security is issued, exempt from federal individual income tax. Securities that generate income subject to the alternative minimum tax ("AMT") will count towards this 80% requirement, however the Fund will not invest more than 5% of its net assets in securities that produce income subject to the AMT. The Fund invests primarily in municipal bonds, municipal notes and interests in municipal leases and commercial paper issued by the governments of states, their political subdivisions (such as cities, towns and counties), the District of Columbia, or by their agencies, instrumentalities and authorities. Those securities may be "general obligation" bonds that are secured by the issuer's full faith and credit or "revenue obligations" that are payable only from a particular facility or other revenue source. The Fund can borrow money to purchase additional securities, creating "leverage" of up to one third of its total assets. The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of two years or less, however, it can buy securities that have short, intermediate or long maturities. A substantial percentage of the securities the Fund buys may be "callable," meaning that the issuer can redeem them before their maturity date. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet that target for temporary periods. The Fund will not invest more than 5% of its total assets in securities that are rated below investment grade (sometimes referred to as "junk bonds") by a nationally recognized statistical rating organization, such as Standard & Poor's, or, if unrated, assigned a comparable rating by the Manager, OppenheimerFunds, Inc. The Fund also will not invest more than 15% of its total assets in securities rated below the top three investment grade categories. For unrated securities, the Manager may internally assign ratings to those securities in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations, after assessing their credit quality and other factors. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical ratings organization. The Fund will not invest more than 5% of its total assets in unrated securities. For purposes of this limitation, "unrated securities" do not include securities that are not rated but that the Manager determines to be comparable to securities of the same issuer that are rated by a nationally recognized statistical rating organization. In selecting investments for the Fund, the portfolio managers generally look for high current income; favorable credit characteristics; a wide range of issuers including different municipalities, agencies, sectors and revenue sources; unrated bonds or securities of smaller issuers that might be overlooked by other investors; and special situations that may offer high current income or opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies, but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may repay the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Focus Risk. While the Fund does not invest more than 25% of its total assets in a single industry, many types of municipal securities (such as general obligation, government appropriation, municipals leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in those types of municipal securities. Those municipal securities may finance or pay interest from the revenues of projects that are subject to similar economic, business or political developments that could increase their credit risk. Education, hospitals, healthcare and housing are some examples of sectors that may include similar types of projects or revenue streams. Legislation that affects the financing of a particular municipal project, or economic factors that have a negative impact on a project, would be likely to affect many other similar projects.

Main Risks of Shorter-Term Securities. Normally, when interest rates change, the values of shorter-term debt securities change less than the values of securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain a shorter average effective portfolio maturity. However, shorter-term securities may have lower yields than longer-term securities. Shorter-term securities are also subject to greater extension and reinvestment risk. The Fund is subject to extension risk when principal payments on a debt security occur at a slower rate than expected, potentially extending the average life of the security. For securities with a call date in the near future, there is the risk that an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer may effectively change a short- or intermediate-term security into a longer term security, which could have the effect of locking in a below-market interest rate on the security, increasing the security's duration, making the security more vulnerable to interest rate risk, reducing the security's market value and increasing the Fund's average effective portfolio maturity. Under such circumstances, because the values of longer term securities generally fluctuate more widely in response to interest rate changes than shorter term securities, the Fund's volatility could increase. Reinvestment risk is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its assets (including the amount borrowed), as permitted under the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including purchasing securities, which creates "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes. The Fund participates in a line of credit with other Oppenheimer funds for its borrowing.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal individual income tax. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for a retirement plan or other tax-exempt or tax-deferred account. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available. While the Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future, updated performance information, showing the variability of the Fund's returns, is available by calling the toll-free number on the back of the prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/RochesterShortTermMunicipalFund

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Short Term Municipal Fund))	0 Months Ended
Sep. 28, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	3.50%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Short Term Municipal Fund))	0 Months Ended
	Sep. 28, 2011
Class A
Operating Expenses:
Management Fees	0.50%
Disribution and/or Service (12b-1) Fees	0.18%
Interest and Fees from Borrowing	0.02%
Other Expenses	0.70%	[1]
Total Other Expenses	0.72%
Total Annual Fund Operating Expenses	1.40%
Fee Waiver and Expense Reimbursement	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%
Class C
Operating Expenses:
Management Fees	0.50%
Disribution and/or Service (12b-1) Fees	0.99%
Interest and Fees from Borrowing	0.02%
Other Expenses	0.93%	[1]
Total Other Expenses	0.95%
Total Annual Fund Operating Expenses	2.44%
Fee Waiver and Expense Reimbursement	(0.84%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.60%
Class Y
Operating Expenses:
Management Fees	0.50%
Disribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.02%
Other Expenses	1.63%	[1]
Total Other Expenses	1.65%
Total Annual Fund Operating Expenses	2.15%
Fee Waiver and Expense Reimbursement	(1.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.60%

[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year of operation.
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the "Total Annual Operating Expenses," excluding interest and fees from borrowings, will not exceed 0.85% of average annual net assets for Class A shares, 1.60% of average annual net assets for Class C shares and 0.60% of average annual net assets for Class Y shares. This voluntary expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
Central Index Key	dei_EntityCentralIndexKey	0001416732
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2011
Prospectus Date	rr_ProspectusDate	Sep 28, 2011
(Oppenheimer Rochester Short Term Municipal Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks current interest income exempt from federal individual income tax.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance.

During the period from the Fund's inception of December 6, 2010 to the end of its fiscal year of May 31, 2011, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. Under normal market conditions the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that pay interest that is, in the opinion of bond counsel to the issuer at the time the security is issued, exempt from federal individual income tax. Securities that generate income subject to the alternative minimum tax ("AMT") will count towards this 80% requirement, however the Fund will not invest more than 5% of its net assets in securities that produce income subject to the AMT. The Fund invests primarily in municipal bonds, municipal notes and interests in municipal leases and commercial paper issued by the governments of states, their political subdivisions (such as cities, towns and counties), the District of Columbia, or by their agencies, instrumentalities and authorities. Those securities may be "general obligation" bonds that are secured by the issuer's full faith and credit or "revenue obligations" that are payable only from a particular facility or other revenue source. The Fund can borrow money to purchase additional securities, creating "leverage" of up to one third of its total assets. The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of two years or less, however, it can buy securities that have short, intermediate or long maturities. A substantial percentage of the securities the Fund buys may be "callable," meaning that the issuer can redeem them before their maturity date. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet that target for temporary periods. The Fund will not invest more than 5% of its total assets in securities that are rated below investment grade (sometimes referred to as "junk bonds") by a nationally recognized statistical rating organization, such as Standard & Poor's, or, if unrated, assigned a comparable rating by the Manager, OppenheimerFunds, Inc. The Fund also will not invest more than 15% of its total assets in securities rated below the top three investment grade categories. For unrated securities, the Manager may internally assign ratings to those securities in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations, after assessing their credit quality and other factors. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical ratings organization. The Fund will not invest more than 5% of its total assets in unrated securities. For purposes of this limitation, "unrated securities" do not include securities that are not rated but that the Manager determines to be comparable to securities of the same issuer that are rated by a nationally recognized statistical rating organization. In selecting investments for the Fund, the portfolio managers generally look for high current income; favorable credit characteristics; a wide range of issuers including different municipalities, agencies, sectors and revenue sources; unrated bonds or securities of smaller issuers that might be overlooked by other investors; and special situations that may offer high current income or opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies, but are not required to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may repay the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Focus Risk. While the Fund does not invest more than 25% of its total assets in a single industry, many types of municipal securities (such as general obligation, government appropriation, municipals leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in those types of municipal securities. Those municipal securities may finance or pay interest from the revenues of projects that are subject to similar economic, business or political developments that could increase their credit risk. Education, hospitals, healthcare and housing are some examples of sectors that may include similar types of projects or revenue streams. Legislation that affects the financing of a particular municipal project, or economic factors that have a negative impact on a project, would be likely to affect many other similar projects.

Main Risks of Shorter-Term Securities. Normally, when interest rates change, the values of shorter-term debt securities change less than the values of securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain a shorter average effective portfolio maturity. However, shorter-term securities may have lower yields than longer-term securities. Shorter-term securities are also subject to greater extension and reinvestment risk. The Fund is subject to extension risk when principal payments on a debt security occur at a slower rate than expected, potentially extending the average life of the security. For securities with a call date in the near future, there is the risk that an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer may effectively change a short- or intermediate-term security into a longer term security, which could have the effect of locking in a below-market interest rate on the security, increasing the security's duration, making the security more vulnerable to interest rate risk, reducing the security's market value and increasing the Fund's average effective portfolio maturity. Under such circumstances, because the values of longer term securities generally fluctuate more widely in response to interest rate changes than shorter term securities, the Fund's volatility could increase. Reinvestment risk is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its assets (including the amount borrowed), as permitted under the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including purchasing securities, which creates "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes. The Fund participates in a line of credit with other Oppenheimer funds for its borrowing.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal individual income tax. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for a retirement plan or other tax-exempt or tax-deferred account. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available. While the Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future, updated performance information, showing the variability of the Fund's returns, is available by calling the toll-free number on the back of the prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/RochesterShortTermMunicipalFund

(Oppenheimer Rochester Short Term Municipal Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Disribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.18%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.70%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	434
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	728
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	434
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	728
(Oppenheimer Rochester Short Term Municipal Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Disribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.93%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	264
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
(Oppenheimer Rochester Short Term Municipal Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Disribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Fees from Borrowing	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.63%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	528
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	528
[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year of operation.
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the "Total Annual Operating Expenses," excluding interest and fees from borrowings, will not exceed 0.85% of average annual net assets for Class A shares, 1.60% of average annual net assets for Class C shares and 0.60% of average annual net assets for Class Y shares. This voluntary expense limitation may be amended or withdrawn after one year from the date of this prospectus.